WEBs ETF Trust

WEBs Defined Volatility XLP ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.4%
United States – 51.4%
Consumer Staples Select Sector SPDR Fund	1,542	$123,021
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,858)		123,021

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 52.2%
Time Deposits – 52.2%
Citibank, New York, 3.68% 08/01/2025(1)	$94,394	94,394
JPMorgan Chase, New York, 3.68% 08/01/2025	30,372	30,372
TOTAL TIME DEPOSITS (Cost - $124,766)		124,766
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,766)		124,766

TOTAL INVESTMENTS – 103.6% (Cost - $250,624)		247,787
OTHER ASSETS LESS LIABILITIES – (3.6)%		(8,715)
NET ASSETS – 100.0%		$239,072

TOTAL RETURN SWAPS

						Value and
Counterparty &	Rate		Current			Unrealized
Reference	Paid/	Payment	Notional		Maturity	Appreciation/
Instrument	Received	Frequency	(000)		Date	(Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Consumer Staples Select Sector SPDR Fund	OBFR + 1.20%	Monthly	USD	364	08/24/2026	$(8,167)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate